Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investment Assets At Fair Value
The following tables set forth by level, within the fair value hierarchy, the Plan’s investment assets at fair value as of December 31, 2025 and 2024:

	Assets at fair value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$220,363,909	$—	$—	$220,363,909
Employer common stock	14,736,081	—	—	14,736,081
Self-managed brokerage	21,314,511	—	—	21,314,511
	$256,414,501	$—	$—	256,414,501
Collective investment trusts measured at net asset value				801,537,499
				$1,057,952,000

	Assets at fair value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$211,379,888	$—	$—	$211,379,888
Employer common stock	11,281,195	—	—	11,281,195
Self-managed brokerage	21,475,935	—	—	21,475,935
	$244,137,018	$—	$—	244,137,018
Collective investment trusts measured at net asset value				659,376,341
				$903,513,359